Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 102.89%
Florida: 0.77%
Industrial development revenue: 0.77%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$ 1,002,966
Guam: 0.50%
Airport revenue: 0.50%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	654,748
Illinois: 0.79%
Miscellaneous revenue: 0.79%
Illinois Series D	5.00	11-1-2021	1,000,000	1,025,268
New Jersey: 0.29%
Tax revenue: 0.29%
New Jersey Statewide Covid-19 Emergency Series A	5.00	6-1-2027	300,000	370,509
Pennsylvania: 100.54%
Airport revenue: 1.34%
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,743,391
Education revenue: 19.16%
Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,716,808
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	847,331
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,290,502
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	730,000	753,994
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,116,372
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	485,000	503,813
Delaware County PA Authority Neumann University Bond	5.00	10-1-2039	250,000	295,781
Lycoming County PA Authority Pennsylvania College of Technology	5.00	10-1-2023	325,000	358,852
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,034,952
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,676,588
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,084,450
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,048,419
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,693,847
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,600,752
Philadelphia PA Authority for Industrial Development Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	260,775
Philadelphia PA Authority for Industrial Development Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	170,923
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,146,910
See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Philadelphia PA IDA Independence Charter School Project	5.00%	6-15-2039	$ 250,000	$ 272,701
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,462,641
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,106,168
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,148,035
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,290,153
				24,880,767
GO revenue: 22.49%
Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,170,349
Allentown PA Notes (BAM Insured)	4.00	10-1-2045	1,250,000	1,426,509
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	292,884
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	408,640
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	407,318
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	290,131
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,392,885
Coatesville PA Area School District CAB Series C (BAM Insured)¤	0.00	10-1-2033	1,000,000	678,964
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,221,112
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	646,665
North Allegheny PA School District	5.00	5-1-2030	100,000	130,149
North Allegheny PA School District	5.00	5-1-2031	290,000	375,334
Parkland PA School District Series A	4.00	2-1-2029	300,000	364,039
Parkland PA School District Series B	4.00	2-1-2036	650,000	765,879
Penn-Delco PA School District	4.00	6-1-2045	1,000,000	1,106,857
Pequea Valley PA School District	3.00	5-15-2024	225,000	242,354
Pequea Valley PA School District	4.00	5-15-2049	750,000	870,565
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,689,904
Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,410,000	1,584,137
Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,421,781
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,487,840
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,526,755
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	579,378
Pittsburgh PA	4.00	9-1-2041	1,100,000	1,260,096
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,666,635
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,734,084
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,215,865
West Shore PA School District	5.00	11-15-2048	1,500,000	1,806,655
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	123,667
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	151,728
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	64,437
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	89,466
				29,193,062
Health revenue: 18.26%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,983,127
Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,358,485
Berks County PA IDA Tower Health Project	5.00	11-1-2037	930,000	960,403
See accompanying notes to portfolio of investments

2  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Bucks County PA IDA St. Lukes University Health Network	4.00%	8-15-2050	$ 400,000	$ 439,750
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	308,365
Cumberland County PA Municipal Authority	5.00	1-1-2028	1,825,000	2,038,008
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	521,056
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,170,255
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	279,135
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	523,973
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	435,057
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,134,855
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	539,738
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,183,669
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,048,419
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,123,451
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,554,514
Pennsylvania Economic Development Financing Authority Series A	5.00	10-15-2035	645,000	847,567
Pennsylvania Economic Development Financing Authority Series A	5.00	10-15-2036	800,000	1,046,961
Pennsylvania Economic Development Financing Authority Series A-1	4.00	4-15-2037	700,000	825,240
Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,790,202
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2022	70,000	73,129
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2023	75,000	80,301
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2041	370,000	411,935
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Bretheren Home Project	4.00	11-15-2046	525,000	576,826
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	453,122
				23,707,543
Housing revenue: 0.43%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	560,288
Miscellaneous revenue: 22.75%
Butler County PA General Authority Hampton Township School District Project Series 2007 (AGM Insured, PNC Bank NA SPA)ø	0.07	9-1-2027	4,000,000	4,000,000
Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,684,730
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,116,668
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	3,980,000	5,130,634
Delaware Valley PA Regional Finance Authority Local Government Series D (TD Bank NA LOC)ø	0.05	11-1-2055	2,000,000	2,000,000
See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Certificate of Participation Series A	5.00%	7-1-2038	$1,000,000	$ 1,207,557
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	329,269
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,056,454
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	463,437
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured)¤	0.00	12-1-2022	1,200,000	1,182,726
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured)¤	0.00	12-1-2023	3,790,000	3,683,321
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	673,509
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	891,873
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	360,000	409,640
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	757,879
Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	1,000,000	1,014,270
Philadelphia PA IDA City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00	2-15-2038	785,000	957,638
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,977,536
				29,537,141
Tobacco revenue: 2.31%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.08	6-1-2034	3,000,000	3,000,000
Transportation revenue: 6.20%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	699,193
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,198,222
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,428,897
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,720,675
				8,046,987
Utilities revenue: 3.08%
Pennsylvania Economic Development Financing Authority Exempt Facilities Refunding Bond Energy Supply LLC (MUFG Bank Limited LOC)ø	0.09	12-1-2038	4,000,000	4,000,000
Water & sewer revenue: 4.52%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,223,049
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,617,501
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	534,825
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,494,646
				5,870,021
				130,539,200
Total Municipal obligations (Cost $124,767,533)				133,592,691

See accompanying notes to portfolio of investments

4  |  Wells Fargo Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.50%
Investment companies: 0.50%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞		0.01%	647,240	$ 647,434
Total Short-term investments (Cost $647,434)				647,434
Total investments in securities (Cost $125,414,967)	103.39%			134,240,125
Other assets and liabilities, net	(3.39)			(4,407,486)
Total net assets	100.00%			$129,832,639

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,563,134	$25,625,936	$(26,541,510)	$(27)	$(99)	$647,434	0.50%	647,240	$201
See accompanying notes to portfolio of investments

Wells Fargo Pennsylvania Tax-Free Fund  |  5

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$133,592,691	$0	$133,592,691
Short-term investments
Investment companies	647,434	0	0	647,434
Total assets	$647,434	$133,592,691	$0	$134,240,125
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Pennsylvania Tax-Free Fund